Income tax benefit (expense) - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Tonnage tax expense	$ 2,497	$ 2,205	$ 3,586
Unused tax credits for which no deferred tax asset recognised	$ 400